Intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	€ 0	€ 0
VIU calculation period	3 years
Percentage decrease in available cash flow	10.00%
Change in discount rate assumption	1.00%
Change in future growth rate assumption	0.00%
Impairment of an intangible asset	€ 12	5
Software | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	€ 768	€ 628